TAXES ON INCOME (Schedule of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes on income (tax benefit):
Current	$ 953	$ 793	$ 770
Deferred	38	(66)	(168)
Total taxes on income	991	723	602
Taxes on income (tax benefit):
Domestic	531	399	107
Foreign	460	324	495
Total taxes on income	$ 991	$ 723	$ 602